Post-Employment and Other Long-Term Employees Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Pension plans with accumulated benefit obligations in excess of plan assets, accumulated benefit obligation	$ 528	$ 773
Pension plans with accumulated benefit obligations in excess of plan assets, fair value of plan assets	134	327
Pension plans with expected projected benefit obligations in excess of plan assets, projected benefit obligation	499	675
Pension benefits components other than service cost,	10	12	$ 16
Accrued benefits related to defined contribution pension plans	23	23
Annual cost of defined contribution plans	101	91	$ 86
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plans with benefit obligations in excess of plan assets, benefit obligation	1,030	1,177
Employer contributions	17	$ 17
Expected contribution in cash	$ 26